INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments disclosures
Schedule of Investments
In millions of dollars	2012	2011
Securities available-for-sale	$288,695	$265,204
Debt securities held-to-maturity (1)	10,130	11,483
Non-marketable equity securities carried at fair value (2)	5,768	8,836
Non-marketable equity securities carried at cost (3)	7,733	7,890
Total investments	$312,326	$293,413

(1)	Recorded at amortized cost less impairment for securities that have credit-related impairment.
(2)	Unrealized gains and losses for non-marketable equity securities carried at fair value are recognized in earnings. During the third quarter of 2012, the Company sold EMI Music resulting in a total $1.5 billion decrease in non-marketable equity securities carried at fair value. During the second quarter of 2012, the Company sold EMI Music Publishing resulting in a total of $1.3 billion decrease in non-marketable equity securities carried at fair value.
(3)	Non-marketable equity securities carried at cost primarily consist of shares issued by the Federal Reserve Bank, Federal Home Loan Banks, foreign central banks and various clearing houses of which Citigroup is a member.

Amortized cost and fair value of securities available-for-sale

	2012				2011
		Gross	Gross			Gross	Gross
	Amortized	unrealized	unrealized	Fair	Amortized	unrealized	unrealized	Fair
In millions of dollars	cost	gains	losses	value	cost	gains	losses	value
Debt securities AFS
Mortgage-backed securities (1)
U.S. government-sponsored agency guaranteed	$46,001	$1,507	$163	$47,345	$44,394	$1,438	$51	$45,781
Prime	85	1	—	86	118	1	6	113
Alt-A	1	—	—	1	1	—	—	1
Non-U.S. residential	7,442	148	—	7,590	4,671	9	22	4,658
Commercial	436	16	3	449	465	16	9	472
Total mortgage-backed securities	$53,965	$1,672	$166	$55,471	$49,649	$1,464	$88	$51,025
U.S. Treasury and federal agency securities
U.S. Treasury	$64,456	$1,172	$34	$65,594	$48,790	$1,439	$—	$50,229
Agency obligations	25,844	404	1	26,247	34,310	601	2	34,909
Total U.S. Treasury and federal agency securities	$90,300	$1,576	$35	$91,841	$83,100	$2,040	$2	$85,138
State and municipal (2)	$20,020	$132	$1,820	$18,332	$16,819	$134	$2,554	$14,399
Foreign government	93,259	918	130	94,047	84,360	558	404	84,514
Corporate	9,302	398	26	9,674	10,005	305	53	10,257
Asset-backed securities (1)	14,188	85	143	14,130	11,053	31	81	11,003
Other debt securities	256	2	—	258	670	13	—	683
Total debt securities AFS	$281,290	$4,783	$2,320	$283,753	$255,656	$4,545	$3,182	$257,019
Marketable equity securities AFS	$4,643	$444	$145	$4,942	$6,722	$1,658	$195	$8,185
Total securities AFS	$285,933	$5,227	$2,465	$288,695	$262,378	$6,203	$3,377	$265,204

(1)	The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.
(2)	The unrealized losses on state and municipal debt securities are primarily attributable to the result of yields on taxable fixed income instruments decreasing relatively faster than the general tax-exempt municipal yields and the effects of fair value hedge accounting.

Interest and dividends on investments

In millions of dollars	2012	2011	2010
Taxable interest	$6,509	$7,257	$9,922
Interest exempt from U.S. federal income tax	683	746	760
Dividends	333	317	322
Total interest and dividends	$7,525	$8,320	$11,004

Realized gains and losses on investments
In millions of dollars	2012	2011	2010
Gross realized investment gains	$3,663	$2,498	$2,873
Gross realized investment losses	(412)	(501)	(462)
Net realized gains	$3,251	$1,997	$2,411

Carrying value and fair value of debt securities held-to-maturity (HTM)

			Net unrealized
			loss			Gross	Gross
	Amortized		recognized in	Carrying		unrealized	unrealized	Fair
In millions of dollars	cost	(1)	AOCI	value	(2)	gains	losses	value
December 31, 2012
Debt securities held-to-maturity
Mortgage-backed securities (3)
Prime	$258		$49	$209		$30	$4	$235
Alt-A	2,969		837	2,132		653	250	2,535
Subprime	201		43	158		13	21	150
Non-U.S. residential	2,488		401	2,087		50	81	2,056
Commercial	123		—	123		1	2	122
Total mortgage-backed securities	$6,039		$1,330	$4,709		$747	$358	$5,098
State and municipal	$1,278		$73	$1,205		$89	$37	$1,257
Foreign government (4)	2,987		—	2,987		—	—	2,987
Corporate	829		103	726		73	—	799
Asset-backed securities (3)	529		26	503		8	8	503
Total debt securities held-to-maturity	$11,662		$1,532	$10,130		$917	$403	$10,644
December 31, 2011
Debt securities held-to-maturity
Mortgage-backed securities (3)
Prime	$360		$73	$287		$21	$20	$288
Alt-A	4,732		1,404	3,328		20	319	3,029
Subprime	383		47	336		1	71	266
Non-U.S. residential	3,487		520	2,967		59	290	2,736
Commercial	513		1	512		4	52	464
Total mortgage-backed securities	$9,475		$2,045	$7,430		$105	$752	$6,783
State and municipal	$1,422		$95	$1,327		$68	$72	$1,323
Foreign government	—		—	—		—	—	—
Corporate	1,862		113	1,749		—	254	1,495
Asset-backed securities (3)	1,000		23	977		9	87	899
Total debt securities held-to-maturity	$13,759		$2,276	$11,483		$182	$1,165	$10,500

(1)	For securities transferred to HTM from Trading account assets, amortized cost is defined as the fair value of the securities at the date of transfer plus any accretion income and less any impairments recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, plus or minus any accretion or amortization of a purchase discount or premium, less any impairment recognized in earnings.
(2)	HTM securities are carried on the Consolidated Balance Sheet at amortized cost, plus or minus any unamortized unrealized gains and losses recognized in AOCI prior to reclassifying the securities from AFS to HTM. The changes in the values of these securities are not reported in the financial statements, except for other-than-temporary impairments. For HTM securities, only the credit loss component of the impairment is recognized in earnings, while the remainder of the impairment is recognized in AOCI.
(3)	The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.
(4)	In 2012, the Company (via its Banamex entity) purchased Mexican government bonds with a par value of $2.6 billion and classified them as held-to-maturity.

Key assumptions for mortgage-backed securities

December 31, 2012
Prepayment rate (1)	1%–8% CRR
Loss severity (2)	45%–90%

(1)	Conditional repayment rate (CRR) represents the annualized expected rate of voluntary prepayment of principal for mortgage-backed securities over a certain period of time.
(2)	Loss severity rates are estimated considering collateral characteristics and generally range from 45%–60% for prime bonds, 50%–90% for Alt-A bonds and 65%–90% for subprime bonds.

Total other-than-temporary impairments recognized

OTTI on Investments and Other Assets	Year Ended December 31, 2012
In millions of dollars	AFS	(1)	HTM	Other Assets	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the year ended December 31, 2012	$17		$365	$—	$382
Less: portion of impairment loss recognized in AOCI (before taxes)	1		65	—	66
Net impairment losses recognized in earnings for securities that the Company does not intend
to sell nor will likely be required to sell	$16		$300	$—	$316
Impairment losses recognized in earnings for securities that the Company intends to sell
or more-likely-than-not will be required to sell before recovery (2)	139		—	4,516	4,655
Total impairment losses recognized in earnings	$155		$300	$4,516	$4,971

(1)	Includes OTTI on non-marketable equity securities.
(2)	As described under “MSSB” above, the third quarter of 2012 includes the recognition of a $3,340 million impairment charge related to the carrying value of Citi’s remaining 35% interest in MSSB. Additionally, as described under “Akbank” above, in the first quarter of 2012, the Company recorded an impairment charge relating to its total investment in Akbank amounting to $1.2 billion pretax ($763 million after-tax).

Cumulative Other-Than-Temporary Impairment Credit Losses Recognized in Earnings

	Cumulative OTTI credit losses recognized in earnings
			Credit impairments
		Credit impairments	recognized in	Reductions due to
		recognized in	earnings on	credit-impaired
		earnings on	securities that have	securities sold,
	Dec. 31, 2011	securities not	been previously	transferred or	Dec. 31, 2012
In millions of dollars	balance	previously impaired	impaired	matured	balance
AFS debt securities
Mortgage-backed securities
Prime	$292	$—	$—	$(1)	$291
Alt-A	2	—	—	—	2
Commercial real estate	2	—	—	—	2
Total mortgage-backed securities	$296	$—	$—	$(1)	$295
State and municipal securities	3	4	—	—	7
U.S. Treasury securities	67	—	—	—	67
Foreign government securities	168	6	—	(5)	169
Corporate	151	1	4	(40)	116
Asset-backed securities	10	—	—	—	10
Other debt securities	52	1	—	—	53
Total OTTI credit losses recognized for
AFS debt securities	$747	$12	$4	$(46)	$717
HTM debt securities
Mortgage-backed securities
Prime	$84	$6	$15	$(1)	$104
Alt-A	2,218	45	216	(66)	2,413
Subprime	252	—	2	(2)	252
Non-U.S. residential	96	—	—	(16)	80
Commercial real estate	10	—	—	—	10
Total mortgage-backed securities	$2,660	$51	$233	$(85)	$2,859
State and municipal securities	9	1	1	—	11
Foreign Government	—	—	—	—	—
Corporate	391	3	9	(6)	397
Asset-backed securities	113	—	—	—	113
Other debt securities	9	2	—	—	11
Total OTTI credit losses recognized for
HTM debt securities	$3,182	$57	$243	$(91)	$3,391

Investments in Alternative Investment Funds

				Redemption frequency
	Fair			(if currently eligible)
In millions of dollars at December 31, 2012	value		Unfunded commitments	monthly, quarterly, annually	Redemption notice period
Hedge funds	$1,316		$—	Generally quarterly	10–95 days
Private equity funds (1)(2)(3)	837		342	—	—
Real estate funds (3)(4)	228		57	—	—
Total	$2,381	(5)	$399	—	—

(1)	Includes investments in private equity funds carried at cost with a carrying value of $6 million.
(2)	Private equity funds include funds that invest in infrastructure, leveraged buyout transactions, emerging markets and venture capital.
(3)	With respect to the Company’s investments in private equity funds and real estate funds, distributions from each fund will be received as the underlying assets held by these funds are liquidated. It is estimated that the underlying assets of these funds will be liquidated over a period of several years as market conditions allow. Private equity and real estate funds do not allow redemption of investments by their investors. Investors are permitted to sell or transfer their investments, subject to the approval of the general partner or investment manager of these funds, which generally may not be unreasonably withheld.
(4)	Includes several real estate funds that invest primarily in commercial real estate in the U.S., Europe and Asia.
(5)	Included in the total fair value of investments above is $0.4 billion of fund assets that are valued using NAVs provided by third-party asset managers. Amounts exclude investments in funds that are consolidated by Citi.

AFS debt securities
Schedule of Investments disclosures
Fair value of securities in unrealized loss position

	Less than 12 months		12 months or longer		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
In millions of dollars	value	losses	value	losses	value	losses
December 31, 2012

Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$8,759	$138	$464	$25	$9,223	$163
Prime	15	—	5	—	20	—
Non-U.S. residential	5	—	7	—	12	—
Commercial	29	—	24	3	53	3
Total mortgage-backed securities	$8,808	$138	$500	$28	$9,308	$166
U.S. Treasury and federal agency securities
U.S. Treasury	$10,558	$34	$—	$—	$10,558	$34
Agency obligations	496	1	—	—	496	1
Total U.S. Treasury and federal agency securities	$11,054	$35	$—	$—	$11,054	$35
State and municipal	$10	$—	$11,095	$1,820	$11,105	$1,820
Foreign government	22,806	54	3,910	76	26,716	130
Corporate	1,420	8	225	18	1,645	26
Asset-backed securities	1,942	4	2,888	139	4,830	143
Marketable equity securities AFS	15	1	764	144	779	145
Total securities AFS	$46,055	$240	$19,382	$2,225	$65,437	$2,465
December 31, 2011

Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$5,398	$32	$51	$19	$5,449	$51
Prime	27	1	40	5	67	6
Non-U.S. residential	3,418	22	57	—	3,475	22
Commercial	35	1	31	8	66	9
Total mortgage-backed securities	$8,878	$56	$179	$32	$9,057	$88
U.S. Treasury and federal agency securities
U.S. Treasury	$553	$—	$—	$—	$553	$—
Agency obligations	2,970	2	—	—	2,970	2
Total U.S. Treasury and federal agency securities	$3,523	$2	$—	$—	$3,523	$2
State and municipal	$59	$2	$11,591	$2,552	$11,650	$2,554
Foreign government	33,109	211	11,205	193	44,314	404
Corporate	2,104	24	203	29	2,307	53
Asset-backed securities	4,625	68	466	13	5,091	81
Other debt securities	164	—	—	—	164	—
Marketable equity securities AFS	47	5	1,457	190	1,504	195
Total securities AFS	$52,509	$368	$25,101	$3,009	$77,610	$3,377

Amortized cost and fair value of debt securities by contractual maturity dates

	2012		2011
	Amortized		Amortized
In millions of dollars	cost	Fair value	cost	Fair value
Mortgage-backed securities (1)
Due within 1 year	$10	$10	$—	$—
After 1 but within 5 years	365	374	422	423
After 5 but within 10 years	1,992	2,124	2,757	2,834
After 10 years (2)	51,598	52,963	46,470	47,768
Total	$53,965	$55,471	$49,649	$51,025
U.S. Treasury and federal agency securities
Due within 1 year	$9,492	$9,499	$14,615	$14,637
After 1 but within 5 years	75,967	77,267	62,241	63,823
After 5 but within 10 years	2,171	2,408	5,862	6,239
After 10 years (2)	2,670	2,667	382	439
Total	$90,300	$91,841	$83,100	$85,138
State and municipal
Due within 1 year	$208	$208	$142	$142
After 1 but within 5 years	3,221	3,223	455	457
After 5 but within 10 years	155	165	182	188
After 10 years (2)	16,436	14,736	16,040	13,612
Total	$20,020	$18,332	$16,819	$14,399
Foreign government
Due within 1 year	$34,873	$34,869	$34,924	$34,864
After 1 but within 5 years	49,548	49,933	41,612	41,675
After 5 but within 10 years	7,239	7,380	6,993	6,998
After 10 years (2)	1,599	1,865	831	977
Total	$93,259	$94,047	$84,360	$84,514
All other (3)
Due within 1 year	$1,001	$1,009	$4,055	$4,072
After 1 but within 5 years	11,285	11,351	9,843	9,928
After 5 but within 10 years	4,330	4,505	3,009	3,160
After 10 years (2)	7,130	7,197	4,821	4,783
Total	$23,746	$24,062	$21,728	$21,943
Total debt securities AFS	$281,290	$283,753	$255,656	$257,019

(1)	Includes mortgage-backed securities of U.S. government-sponsored entities.
(2)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.
(3)	Includes corporate, asset-backed and other debt securities.

HTM debt securities
Schedule of Investments disclosures
Fair value of securities in unrealized loss position

	Less than 12 months		12 months or longer		Total
		Gross		Gross		Gross
	Fair	unrecognized	Fair	unrecognized	Fair	unrecognized
In millions of dollars	value	losses	value	losses	value	losses
December 31, 2012
Debt securities held-to-maturity
Mortgage-backed securities	$88	$7	$1,522	$351	$1,610	$358
State and municipal	—	—	383	37	383	37
Foreign government	294	—	—	—	294	—
Corporate	—	—	—	—	—	—
Asset-backed securities	—	—	406	8	406	8
Total debt securities held-to-maturity	$382	$7	$2,311	$396	$2,693	$403
December 31, 2011
Debt securities held-to-maturity
Mortgage-backed securities	$735	$63	$4,827	$689	$5,562	$752
State and municipal	—	—	682	72	682	72
Foreign government	—	—	—	—	—	—
Corporate	—	—	1,427	254	1,427	254
Asset-backed securities	480	71	306	16	786	87
Total debt securities held-to-maturity	$1,215	$134	$7,242	$1,031	$8,457	$1,165

Amortized cost and fair value of debt securities by contractual maturity dates

	December 31, 2012		December 31, 2011
In millions of dollars	Carrying value	Fair value	Carrying value	Fair value
Mortgage-backed securities
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	69	67	275	239
After 5 but within 10 years	54	54	238	224
After 10 years (1)	4,586	4,977	6,917	6,320
Total	$4,709	$5,098	$7,430	$6,783
State and municipal
Due within 1 year	$14	$15	$4	$4
After 1 but within 5 years	36	37	43	46
After 5 but within 10 years	58	62	31	30
After 10 years (1)	1,097	1,143	1,249	1,243
Total	$1,205	$1,257	$1,327	$1,323
Foreign government
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	2,987	2,987	—	—
After 5 but within 10 years	—	—	—	—
After 10 years (1)	—	—	—	—
Total	$2,987	$2,987	$—	$—
All other (2)
Due within 1 year	$—	$—	$21	$21
After 1 but within 5 years	728	802	470	438
After 5 but within 10 years	—	—	1,404	1,182
After 10 years (1)	501	500	831	753
Total	$1,229	$1,302	$2,726	$2,394
Total debt securities held-to-maturity	$10,130	$10,644	$11,483	$10,500

(1)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.
(2)	Includes corporate and asset-backed securities.